INCOME TAXES - Summary of Unrecognized Tax Benefit (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Unrecognized tax benefits beginning balance	¥ 257,300,164	¥ 249,553,169
Increases - tax positions in the current period	61,493,198	27,552,369
Decreases - tax positions in prior period	(40,097,137)	(19,805,374)
Unrecognized tax benefits - ending balance	¥ 278,696,225	¥ 257,300,164